DESCRIPTION OF BUSINESS	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Organization, Consolidation and Presentation of Financial Statements [Abstract]
DESCRIPTION OF BUSINESS

NOTE 1 – DESCRIPTION OF BUSINESS

HPEV, Inc., a Nevada corporation (formerly known as Bibb Corporation and Z3 Enterprises, Inc.) (hereinafter referred to as “HPEV” or the” Company”), was incorporated in the State of Nevada on July 22, 2002.

On March 29, 2011, the Company (under the name Z3 Enterprises) entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc., a Delaware corporation (“HPEV-DE”), in consideration for the issuance of 22,000,000 shares of Company common stock.  Upon closing of the Share Exchange on April 15, 2011, HPEV-DE became a wholly owned subsidiary of the Company.

For accounting purposes, the acquisition of HPEV-DE by the Company was recorded as a reverse acquisition of a public company and recapitalization of the Company based on factors demonstrating that HPEV-DE represents the accounting acquirer.

HPEV-DE was incorporated under the laws of the State of Delaware on March 24, 2011 to commercialize the technology from patents developed by two of its shareholders.  Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, the Company changed its business focus to the commercialization of HPEV-DE technologies in a variety of markets by licensing its thermal dispersion technologies to engine, generator and vehicle component manufacturers, among others.  The Company also plans to license its hybrid electric vehicle conversion system to fleet owners, vehicle dealers and service centers.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV-DE by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents.  On March 13, 2012, HPEV-DE was awarded a patent for a composite heat structure application in submersible motors.  On April 2, 2012, HPEV-DE received a Notice of Allowance regarding a patent covering the incorporation of a totally enclosed heat pipe technology in bearings and related structures. On April 3, 2012, the Company received notice that one of its patents-pending - a totally enclosed heat pipe cooled motor – had been awarded.  On June 14, 2012, the Company received notice that another one of its patents-pending – a heat pipe application for hermetic motors – had been awarded. Three additional patents are pending and two additional patents-pending remain to be assigned to HPEV-DE.  Therefore, as of September 30, 2012, HPEV-DE, has been assigned the rights to five patents and three patents-pending with two remaining to be assigned. See Note 9 – Intellectual Property.

The patents and patents-pending assigned to HPEV-DE cover thermal dispersion technologies and their applications as well as an electric load assist.  The utilization of thermal technologies should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components.  The electric load assist is based on the Company’s parallel vehicle platform which makes it possible for hybrid electric vehicles to utilize power in any combination from the gas or diesel engine and an electric motor installed on-board.

On April 5, 2012, a Certificate of Amendment to the Articles of Incorporation was filed with the Nevada Secretary of State noting the change in the Company name to HPEV, Inc.; the increase in authorized common stock to 100,000,000 shares; the increase in preferred stock to 15,000,000 shares; and the authorization of the Board to divide or change the powers, preferences, qualifications, limitations and rights of the preferred shares by resolution.

On April 5, 2012, the Board of Directors voted to amend the bylaws and establish the new registered agent in the State of Nevada as InCorp Services.  It voted to change the number and titles of corporate officers and to enable the alteration, amendment or repeal of the bylaws either by approval of a majority of shareholders or by the approval of the Board.  It also removed clauses that restricted the duties and authority of the Board committees as well as removed a clause regarding the resignation of Officers.  Finally, it appointed Timothy Hassett, Chief Executive Officer; Quentin Ponder, Chief Financial Officer (he remains Treasurer); Theodore Banzhaf, President; and Judson Bibb, Vice President (he remains Secretary).

On April 6, 2012, the Board of Directors amended other articles and sections of the bylaws.  Specifically, they voted to increase the number of directors, to enable the filling of vacancies on the board of directors by majority vote of the remaining directors or director and to appoint Timothy Hassett and Quentin Ponder to serve as Chairman of the Board and Vice Chairman, respectively.

On April 20, 2012, the Financial Industry Regulatory Authority (FINRA) approved the name change from Z3 Enterprises, Inc. to HPEV, Inc and the symbol change from BIBB to WARM.  The changes took effect on April 23, 2012.

As operations have consisted of general administrative and pre-production activities, the Company is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

1 .  DESCRIPTION OF BUSINESS AND HISTORY

Description of business and history –  Z3 Enterprises, Inc., a Nevada corporation (formerly known as Bibb Corporation) (hereinafter referred to as “Z3E” or “The Company”), was incorporated in the State of Nevada on July 22, 2002. The Company’s principal operations were to produce fully integrated multi-media products targeting the marginally literate. The Company changed its focus to educational entertainment and reality show programming; feature films and special event marketing upon entering into a Joint Venture Agreement (the ”Joint Venture Agreement”) with Phoenix Productions and Entertainment Group (PPEG) in September 2010.

From September 2010 through March 2011, Z3E pursued business opportunities, but agreements were never fulfilled and the entertainment projects have been terminated.

On March 24, 2011, Z3 Enterprises entered into a Share Exchange Agreement to acquire 100 shares, constituting all of the issued and outstanding shares of HPEV Inc. (“HPEV”) in consideration for the issuance of 22,000,000 shares of Z3E common stock.  Upon closing of the Share Exchange on April 15, 2011, HPEV became a wholly owned subsidiary of Z3.

The  terms of the Share Exchange Agreement  require the current board of directors of Z3E (the “Board”) to designate Quentin Ponder and Tim Hassett as directors of Z3E, as well as two other directors to be named later by HPEV.   The Board has not yet appointed Mr. Ponder and Mr. Hassett to the Board due to current Bylaw restrictions.  The Company plans to amend the bylaws and make these appointments as soon as practicable.

Control of Z3E changed hands on April 15, 2011 with the issuance of 21,880,000 shares of Z3E common stock to the original shareholders of HPEV pursuant to the terms of the as amended Share Exchange Agreement. An additional 120,000 shares were issued on December 14, 2011 which completed the issuance of 22,000,000 shares of Z3E common stock to HPEV, Inc. under the terms of the as amended Share Exchange Agreement.

For accounting purposes, the acquisition of HPEV, Inc by Z3 Enterprises, Inc. has been recorded as a reverse acquisition of a public company and recapitalization of Z3 Enterprises, Inc. based on factors demonstrating that HPEV represents the accounting acquirer.

HPEV was incorporated under the laws of the State of Delaware on March 25, 2011 to commercialize the technology from patents developed by two of its shareholders. Activities during its start-up stage were nominal.

Subsequent to the closing of the Share Exchange, Z3E changed its business focus to attempting to commercialize the HPEV technologies in a variety of markets by licensing its conversion system to fleet owners, vehicle dealers and service centers. The Company also plans to license its heat pipe technologies to engine and vehicle component manufacturers.

On May 5, 2011, a total of 7 patents (1 granted, 6 pending) were assigned to HPEV by Thermal Motors Innovations, LLC, a company controlled by the developers of the patents.  On November 8, 2011, the US Patent and Trademark Office determined in an office action that one of the patents-pending should be divided to create up to 4 additional patents (1 patent could become 5 patents).  Management and its patent attorneys believe the company will be issued 4 of the possible 5 patents.  On January 18, 2012, the Company has received a Notice of Allowance from the US Patent and Trademark Office regarding a patent for a composite heat structure application in submersible motors.  Two additional patents-pending remain to be assigned to HPEV. Therefore, as of January 31, 2012, our subsidiary, HPEV, has been assigned the rights to one patent, one notice of allowance and eleven patents-pending with two remaining to be assigned.

The patents and patents-pending assigned to HPEV cover composite heat pipes and their applications as well as an electric load assist. The utilization of composite heat pipes should increase the horsepower of electric motors and enhance the lifespan and effectiveness of heat-producing vehicle components. The parallel vehicle platform enables vehicles to alternate between two sources of power.

The newly-merged Company plans to commercialize the patents by implementing and licensing a plug-in hybrid electric vehicle conversion system based on the parallel vehicle platform. The Company also intends to license heat pipe technology to manufacturers of electric motors and generators as well as vehicle parts such as brakes, resistors and calipers.

The Company is currently sourcing or commissioning the components to perform its initial conversion.  The conversion, if successful, will be used to showcase the effectiveness of the technology, generate data and function as a marketing tool to generate orders. The target markets include consumer, commercial and fleet vehicles ranging from cars to tractor-trailer trucks and buses.

To facilitate the incorporation of the Company’s heat pipe technology in industrial electric motors and generators, the Company has signed product development agreements with two multi-national manufacturers. To prove the effectiveness of heat pipe technology under extreme conditions, the Company has signed agreements with racing teams to test its technology in high performance vehicle components.

As operations have consisted of general administrative and pre-production activities, Z3 Enterprises is considered a development stage company in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915.

On December 9, 2011, Z3E and PPEG mutually agreed to dissolve their Joint Venture Agreement on December 9, 2011. The reason was due to a change in business direction by Z3 as a result of its acquisition of HPEV, Inc.  The Joint Venture Agreement did not provide for any termination penalties.

Going concern – The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the recoverability of assets and the satisfaction of liabilities in the normal course of business. The Company incurred net losses of approximately $5,124,215 during the period from March 24, 2011 (Date of Inception) through December 31, 2011 and has not fully commenced its operations. The Company is still in the development stages, raising substantial doubt about the Company’s ability to continue as a going concern.  The Company’s ability to continue as a going concern is dependent upon its ability to generate future profitable operations and/or to obtain the necessary financing from shareholders or other sources to meet its obligations and repay its liabilities arising from normal business operations when they come due.  At this time, the Company is seeking additional sources of capital through the issuance of debt, equity, or joint venture agreements, but there can be no assurance the Company will be successful in accomplishing its objectives.

These financial statements do not include any adjustments relating to the recoverability and classification of recorded asset amounts, or amounts and classification of liabilities that might result from this uncertainty.

It is possible management may decide that the Company cannot continue with its business operations as outlined in the current business plan because of a lack of financial resources and may be forced to seek other potential business opportunities that may be available.